Fair value measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023
Assets
Marketable securities and other investments	¥ 51,840	$ 7,413	¥ 59,370
Investment, Type [Extensible Enumeration]	Wealth management products	Wealth management products	Wealth management products	Wealth management products
Recurring basis
Assets
Restricted cash	¥ 12,137		¥ 7,366
Total assets	65,755		48,669
Recurring basis | Wealth management products
Assets
Short-term investments	15,519		38,396
Marketable securities and other investments	36,592
Recurring basis | Listed equity securities
Assets
Marketable securities and other investments	1,494		2,907
Recurring basis | Foreign Exchange Forward [Member]
Assets
Short-term investments	13
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	1,494		2,907
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Marketable securities and other investments	1,494		2,907
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	12,137		7,366
Total assets	64,261		45,762
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	15,519		¥ 38,396
Marketable securities and other investments	36,592
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign Exchange Forward [Member]
Assets
Short-term investments	¥ 13